Document and Entity Information	May 30, 2025
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	May 30, 2025
Entity Central Index Key	0000061397
Amendment Flag	false
Registrant Name	Fidelity Magellan Fund
Entity Investment Company Type	N-1A